Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended		12 Months Ended
	Aug. 01, 2012	Sep. 30, 2012	Dec. 31, 2010	Sep. 30, 2012	Nov. 30, 2010	Nov. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Income Taxes [Line Items]
Net deferred tax charge	$ 8.0	$ 7.7		$ 7.7	$ (0.8)			$ 0.5
Current deferred tax asset	2.2
Non-current deferred tax liability	10.2
Effective tax rate		11.20%		6.50%
Opening deferred tax charge				8.0
State and local income tax expense					16.5		0.1	8.5
Federal statutory income tax rate							35.00%
Unrealized losses from derivative activities			$ 27.1		$ 40.9	$ 40.9
Combined federal and state expected statutory tax rate
Income Taxes [Line Items]
Effective tax rate				40.40%